Development costs (Tables)	12 Months Ended
Jun. 30, 2026
Development Costs [Abstract]
Summary of development costs

Cost	$
Balance at July 1, 2024	17,702
Additions	6,448
Investment tax credits	(174)
Balance at June 30, 2025	23,976
Additions	6,246
Investment tax credits	(302)
Balance at June 30, 2026	29,920

Accumulated amortization
Balance at July 1, 2024	(9,892)
Amortization	(5,646)
Balance at June 30, 2025	(15,538)
Amortization	(6,147)
Balance at June 30, 2026	(21,685)

	June 30	June 30
	June 30
	2026	2025
	$	$
Net capitalized development costs	8,235	8,438